Deferred Income Tax Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 3,956	$ 3,457
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses, expiration	1 year
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses, expiration	3 years
Net operating losses that can be carried forward indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 146	140
Net operating losses expiring within one to three years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 3,810	$ 3,317